Annual Total Returns[BarChart] - Invesco Quality Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.06%	4.54%	(1.51%)	6.27%	1.41%	2.50%	1.98%	(0.15%)	5.97%	5.50%